Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Financial Assets Accounted for at Fair Value on Recurring Basis
The following table sets forth the assets of our pension and postretirement plans that were accounted for at fair value on a recurring basis as of December 31, 2012 (in thousands):

	December 31, 2012	Quoted Prices in Active Markets for Identical Items (Level 1)	Quoted Prices in Active Markets for Similar Items (Level 2)	Unobservable Inputs (Level 3)
Pension Assets:
Domestic Equity(a)	$218,145	$153,465	$64,680	$—
International Equity(b)	107,647	18,977	88,670	—
Fixed Income(c)	142,967	51,306	91,661	—
Absolute Return(d)	80,714	9,885	—	70,829
Cash	13,830	13,830	—	—
Total Pension Assets	$563,303	$247,463	$245,011	$70,829
Postretirement Assets:
Fixed Income(c)	$6,611	$—	$6,611	$—

(a)
Consists primarily of U.S. equity securities covering a diverse group of companies and U.S. stock funds that primarily track or are actively managed and measured against indices including the S&P 500 and the Russell 2000.

(b)	Consists primarily of international equity funds which include stocks and debt obligations of non-U.S. entities that primarily track or are actively managed and measured against various MSCI indices.

(c)	Consists primarily of fixed income mutual funds, corporate bonds, U.S. Treasury notes, other government securities and insurance policies.

(d)	Consists primarily of funds with holdings in private investment companies. See additional information about the Absolute Return investments below.
The following table sets forth the assets of our pension and postretirement plans that were accounted for at fair value on a recurring basis as of December 31, 2013 (in thousands):

	December 31, 2013	Quoted Prices in Active Markets for Identical Items (Level 1)	Quoted Prices in Active Markets for Similar Items (Level 2)	Unobservable Inputs (Level 3)
Pension Assets:
Domestic Equity(a)	$167,627	$167,627	$—	$—
International Equity(b)	70,609	70,609	—	—
Fixed Income(c)	248,095	237,151	10,944	—
Absolute Return(d)	125,137	1,538	—	123,599
Cash	5,077	5,077	—	—
Total Pension Assets	$616,545	$482,002	$10,944	$123,599
Postretirement Assets:
Fixed Income(c)	$5,620	$—	$5,620	$—

(a)	Consists primarily of U.S. stock funds that track or are actively managed and measured against the S&P 500 index.

(b)
Consists primarily of an international equity fund which invests in common stocks and other securities whose value is based on an international equity index or an underlying equity security or basket of equity securities.

(c)	Consists primarily of mutual funds that hold debt obligations issued by governments, corporations, municipalities and other borrowers. Also includes insurance policies.

(d)	Consists primarily of funds with holdings in private investment companies. See additional information about the Absolute Return investments below.

Changes in Fair Value of Plans Level 3 Assets
The table below sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2012 (in thousands):

Absolute Return:	Year Ended December 31, 2012
Beginning Balance	$73,025
Total losses relating to assets sold during the period(a)	(31)
Total unrealized gains relating to assets still held at the reporting date(a)	2,311
Sales	(4,476)
Ending Balance	$70,829

(a)	These gains (losses) are recognized in the consolidated balance sheets and are included as changes in plan assets in the tables above.
The table below sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2013 (in thousands):

Absolute Return:	Year Ended December 31, 2013
Beginning Balance	$70,829
Total gains relating to assets sold during the period(a)	994
Total unrealized losses relating to assets still held at the reporting date(a)	(4,511)
Purchases	76,643
Sales	(20,356)
Ending Balance	$123,599

(a)	These gains (losses) are recognized in the consolidated balance sheets and are included as changes in plan assets in the tables above.

Current Forecast of Benefit Payments, which Reflect Expected Future Service
The current forecast of benefit payments, which reflect expected future service, amounts to (in millions):

	Total Pension Benefits	Domestic Pension Benefits	Total Postretirement Benefits
2014	$40.0	$37.6	$4.8
2015	$39.6	$37.8	$4.9
2016	$41.2	$39.4	$5.0
2017	$43.2	$40.9	$4.9
2018	$46.2	$44.5	$4.8
2019-2023	$236.3	$223.0	$21.4

Total Pension Benefits
Reconciliation of Benefit Obligations, Plan Assets and Funded Status of Plans
The following provides a reconciliation of benefit obligations, plan assets and funded status of the plans, as well as a summary of significant assumptions for our pension benefit plans (in thousands):

	Year Ended December 31, 2013		Year Ended December 31, 2012
	Total Pension Benefits	Domestic Pension Benefits	Total Pension Benefits	Domestic Pension Benefits
Change in benefit obligations:
Benefit obligation at January 1	$762,395	$714,158	$674,665	$634,184
Service cost	13,962	12,177	12,741	11,274
Interest cost	29,883	28,406	31,636	29,843
Plan amendments	—	—	1,123	1,123
Actuarial (gain) loss	(88,392)	(85,774)	90,336	83,428
Benefits paid	(41,132)	(39,630)	(49,234)	(45,694)
Employee contributions	320	—	294	—
Foreign exchange loss	1,546	—	834	—
Benefit obligation at December 31	$678,582	$629,337	$762,395	$714,158

Change in plan assets:
Fair value of plan assets at January 1	$563,303	$554,179	$531,105	$522,408
Actual return on plan assets	83,853	83,499	62,577	62,167
Employer contributions	9,790	7,556	18,299	15,298
Benefits paid	(41,132)	(39,630)	(49,234)	(45,694)
Employee contributions	320	—	294	—
Foreign exchange gain	411	—	262	—
Fair value of plan assets at December 31	$616,545	$605,604	$563,303	$554,179

Funded status at December 31	$(62,037)	$(23,733)	$(199,092)	$(159,979)

	December 31, 2013		December 31, 2012
	Total Pension Benefits	Domestic Pension Benefits	Total Pension Benefits	Domestic Pension Benefits
Amounts recognized in consolidated balance sheets:
Current liabilities (accrued expenses)	$(4,390)	$(2,856)	$(3,611)	$(2,015)
Noncurrent liabilities (pension benefits)	(57,647)	(20,877)	(195,481)	(157,964)
Net pension liability	$(62,037)	$(23,733)	$(199,092)	$(159,979)

Amounts recognized in accumulated other comprehensive income:
Prior service benefit	$(70)	$(441)	$(759)	$(1,181)
Net amount recognized	$(70)	$(441)	$(759)	$(1,181)

Weighted-average assumption percentages:
Discount rate	5.00%	5.14%	4.04%	4.10%
Rate of compensation increase	2.78%	3.50%	3.37%	3.50%

Components of Pension Benefits Expense
The components of pension benefits (credit) cost are as follows (in thousands):

	Year Ended		Year Ended		Year Ended
	December 31, 2013		December 31, 2012		December 31, 2011
	Total Pension Benefits	Domestic Pension Benefits	Total Pension Benefits	Domestic Pension Benefits	Total Pension Benefits	Domestic Pension Benefits
Service cost	$13,962	$12,177	$12,741	$11,274	$12,830	$11,169
Interest cost	29,883	28,406	31,636	29,843	32,933	30,945
Expected return on assets	(39,392)	(38,975)	(44,752)	(44,342)	(42,186)	(41,776)
Actuarial (gain) loss(a)	(132,916)	(130,297)	72,550	65,603	88,809	88,091
Amortization of prior service benefit	(689)	(741)	(757)	(812)	(953)	(1,009)
Total net pension benefits (credit) cost	$(129,152)	$(129,430)	$71,418	$61,566	$91,433	$87,420

Weighted-average assumption percentages:
Discount rate	4.04%	4.10%	5.04%	5.07%	5.40%	5.45%
Expected return on plan assets	7.20%	7.25%	8.19%	8.25%	8.19%	8.25%
Rate of compensation increase	3.37%	3.50%	3.96%	4.11%	3.93%	4.11%

Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income
The estimated amounts to be amortized from accumulated other comprehensive income into net periodic pension costs during 2014 are as follows (in thousands):

	Total Pension Benefits	Domestic Pension Benefits
Amortization of prior service benefit	$(689)	$(741)

Total Postretirement Benefits
Reconciliation of Benefit Obligations, Plan Assets and Funded Status of Plans
The following provides a reconciliation of benefit obligations, plan assets and funded status of the plans, as well as a summary of significant assumptions for our postretirement benefit plans (in thousands):

	Year Ended December 31,
	2013	2012
	Total Other Postretirement Benefits	Total Other Postretirement Benefits
Change in benefit obligations:
Benefit obligation at January 1	$70,787	$68,935
Service cost	309	274
Interest cost	2,764	3,172
Actuarial (gain) loss	(6,165)	3,032
Benefits paid	(4,863)	(4,626)
Benefit obligation at December 31	$62,832	$70,787

Change in plan assets:
Fair value of plan assets at January 1	$6,611	$7,681
Actual return on plan assets	368	358
Employer contributions	3,504	3,198
Benefits paid	(4,863)	(4,626)
Fair value of plan assets at December 31	$5,620	$6,611

Funded status at December 31	$(57,212)	$(64,176)

	December 31,
	2013	2012
	Total Other Postretirement Benefits	Total Other Postretirement Benefits
Amounts recognized in consolidated balance sheets:
Current liabilities (accrued expenses)	$(3,309)	$(3,361)
Noncurrent liabilities (postretirement benefits)	(53,903)	(60,815)
Net postretirement liability	$(57,212)	$(64,176)

Amounts recognized in accumulated other comprehensive income:
Prior service benefit	$(429)	$(525)
Net amount recognized	$(429)	$(525)

Weighted-average assumption percentages:
Discount rate	5.03%	4.00%
Rate of compensation increase	3.50%	3.50%

Components of Pension Benefits Expense
The components of postretirement benefits (credit) cost are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
	Total Other Postretirement Benefits	Total Other Postretirement Benefits	Total Other Postretirement Benefits
Service cost	$309	$274	$263
Interest cost	2,764	3,172	3,393
Expected return on assets	(413)	(488)	(509)
Actuarial (gain) loss(a)	(6,120)	3,161	3,324
Amortization of prior service benefit	(95)	(95)	(697)
Total net postretirement benefits (credit) cost	$(3,555)	$6,024	$5,774

Weighted-average assumption percentages:
Discount rate	4.00%	5.10%	5.30%
Expected return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	3.50%	4.00%	4.00%

Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income
The estimated amounts to be amortized from accumulated other comprehensive income into net periodic postretirement costs during 2014 are as follows (in thousands):

Total Other Postretirement Benefits
Amortization of prior service benefit	$(95)